PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment	$ 94,545	$ 74,644
Less: accumulated depreciation	(33,540)	(26,305)
Property, Plant and Equipment, Net	61,005	48,339
Depreciation	12,461	5,266	$ 5,832
Impairment of Intangible Assets, Finite-lived	826
Digital display network equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	6,314	8,341
Gas station display network equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	38,615	33,412
Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	9,174	9,959
Computer and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	2,828	3,140
Vehicle[Member]
Property, Plant and Equipment [Line Items]
Property and equipment	938	774
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	607	218
Furniture and fixture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,123	1,092
Wifi And Network Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	27,719	17,708
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	5,805
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 1,422